Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the Company measures its short-term investment at fair value. Short-term investments are classified within Level 1 as the valuation inputs are valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. The company’s short-term investment consists of an equity investment in a publicly traded company.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates: instruments as of the following dates:

	June 30, 2023
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$11	$11	$-	$-

	December 31, 2022
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$8	$8	$-	$-